Subsequent Events	9 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 12 – SUBSEQUENT EVENTS The Company evaluated all events that occurred subsequent to March 31, 2021 through the date the CFS was issued, and no material subsequent event was identified.